                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets Fund

 Schedule of Investments  8/30/11

 Shares

 Value

 PREFERRED STOCKS - 3.8%

 Energy - 1.3%

 Integrated Oil & Gas - 1.3%

 480,205

 Petrobras Brasileiro SA

 $

 6,253,299

 Total Energy

 $

 6,253,299

 Food, Beverage & Tobacco - 1.5%

 Brewers - 1.5%

 202,739

 Companhia de Bebidas Das

 $

 7,059,388

 Total Food, Beverage & Tobacco

 $

 7,059,388

 Utilities - 0.9%

 Electric Utilities - 0.9%

 202,032

 Cia Paranaense de Energia

 $

 4,473,784

 Total Utilities

 $

 4,473,784

 TOTAL PREFERRED STOCKS

 (Cost  $16,756,195)

 $

 17,786,471

 COMMON STOCKS - 90.3%

 Energy - 12.5%

 Coal & Consumable Fuels - 1.4%

 16,202,500

 Adaro Energy PT

 $

 3,981,172

 854,000

 Yanzhou Coal Mining  *

 2,491,805

 $

 6,472,977

 Integrated Oil & Gas - 5.2%

 407,259

 Gazprom (A.D.R.) *

 $

 4,948,197

 8,322,000

 PetroChina Co., Ltd.

 10,693,867

 442,980

 Petroleo Brasileiro SA

 6,350,978

 341,595

 Rosneft Oil Co. (G.D.R.) *

 2,683,742

 $

 24,676,784

 Oil & Gas Exploration & Production - 2.7%

 56,444

 Novatek OAO (G.D.R.) *

 $

 7,689,440

 169,068

 Petrominerales, Ltd. (b)

 5,299,829

 $

 12,989,269

 Oil & Gas Storage & Transportation - 3.1%

 2,320,218

 Petronet LNG, Ltd.

 $

 8,848,426

 328,355

 Ultrapar Participacoes SA

 5,715,641

 $

 14,564,067

 Total Energy

 $

 58,703,097

 Materials - 13.5%

 Commodity Chemicals - 1.8%

 1,616,800

 Petronas Chemicals

 $

 3,413,987

 1,165,900

 PTT Chemical PCL

 5,312,814

 $

 8,726,801

 Construction Materials - 2.6%

 833,000

 Anhui Conch Cement Co., Ltd. * (b)

 $

 3,497,132

 2,098,000

 China National Building Material Co. Ltd.

 3,540,216

 2,854,700

 PT Indocement Tunggal Prakarsa Tbk

 5,262,457

 $

 12,299,805

 Diversified Metals & Mining - 2.1%

 359,952

 Exxaro Resources, Ltd.

 $

 9,677,583

 Fertilizers & Agricultural  Chemicals - 1.7%

 82,343

 Sociedad Quimica y Minera de Chile SA * (b)

 $

 5,293,008

 49,859

 Uralkali *

 2,508,949

 $

 7,801,957

 Gold - 1.3%

 286,661

 IAMGOLD Corp.

 $

 5,905,217

 Precious Metals & Minerals - 0.9%

 9,841

 Fresnillo Plc *

 $

 335,547

 188,926

 Polymetal *

 4,088,689

 $

 4,424,236

 Steel - 3.2%

 74,180

 Kumba Iron Ore, Ltd.

 $

 5,136,237

 380,971

 Vale SA (A.D.R.)

 9,840,481

 $

 14,976,718

 Total Materials

 $

 63,812,317

 Capital Goods - 1.0%

 Construction & Engineering - 1.0%

 21,483

 Samsung Engineering Co., Ltd. *

 $

 4,893,271

 Total Capital Goods

 $

 4,893,271

 Transportation - 2.3%

 Air Freight & Couriers - 0.8%

 19,700

 Hyundai Glovis Co., Ltd. *

 $

 3,613,956

 Airlines - 0.9%

 58,269

 Copa Holdings SA

 $

 4,027,553

 Marine Ports & Services - 0.6%

 174,246

 Global Ports Investments, Ltd. (G.D.R.) *

 $

 3,046,796

 Total Transportation

 $

 10,688,305

 Automobiles & Components - 1.4%

 Automobile Manufacturers - 1.4%

 816,900

 PT Astra International

 $

 6,599,423

 Total Automobiles & Components

 $

 6,599,423

 Consumer Durables & Apparel - 1.5%

 Apparel, Accessories & Luxury Goods - 1.5%

 1,510,670

 Titan Industries, Ltd.

 $

 6,839,028

 Total Consumer Durables & Apparel

 $

 6,839,028

 Consumer Services - 6.6%

 Casinos & Gaming - 4.8%

 3,886,921

 Sands China, Ltd. *

 $

 12,159,350

 3,250,244

 Wynn Macau, Ltd. * (b)

 10,595,861

 $

 22,755,211

 Restaurants - 1.8%

 403,775

 Jubilant Foodworks, Ltd. *

 $

 8,392,413

 Total Consumer Services

 $

 31,147,624

 Retailing - 2.6%

 Apparel Retail - 2.1%

 1,822,000

 Belle International Holdings, Ltd. *

 $

 3,758,738

 591,325

 Mr Price Group, Ltd. *

 6,216,833

 $

 9,975,571

 Specialty Stores - 0.5%

 2,936,000

 Sa Sa International Holdings, Ltd.

 $

 2,342,003

 Total Retailing

 $

 12,317,574

 Food & Drug Retailing - 1.2%

 Food Retail - 1.2%

 118,877

 BIM Birlesik Magazalar AS *

 $

 3,862,002

 281,000

 President Chain Store Corp. *

 1,789,262

 $

 5,651,264

 Total Food & Drug Retailing

 $

 5,651,264

 Food, Beverage & Tobacco - 6.9%

 Packaged Foods & Meats - 2.7%

 7,488,500

 Charoen Pokphand Foods PCL

 $

 7,874,737

 1,810,000

 Tingyi Holding Co. *

 5,100,542

 $

 12,975,279

 Soft Drinks - 1.0%

 69,776

 Fomento Economico Mexicano SA de C.V.

 $

 4,808,962

 Tobacco - 3.2%

 2,758,420

 ITC Ltd

 $

 12,114,740

 229,494

 Souza Cruz SA

 2,849,907

 $

 14,964,647

 Total Food, Beverage & Tobacco

 $

 32,748,888

 Household & Personal Products - 1.4%

 Household Products - 1.2%

 13,310

 LG Household & Health Care, Ltd. *

 $

 5,889,187

 Personal Products - 0.2%

 562

 Hypermaracas SA Sao Paulo *

 $

 368,963

 562

 Hypermarcas SA *

 396,479

 $

 765,442

 Total Household & Personal Products

 $

 6,654,629

 Health Care Equipment & Services - 1.8%

 Health Care Facilities - 1.8%

 3,314,181

 Life Healthcare Group Holdings, Ltd. *

 $

 8,308,874

 Total Health Care Equipment & Services

 $

 8,308,874

 Pharmaceuticals & Biotechnology - 3.8%

 Biotechnology - 1.0%

 64,641

 Seegene, Inc. *

 $

 4,518,002

 Pharmaceuticals - 2.8%

 264,066

 Celltrion, Inc. *

 $

 11,604,499

 868,741

 Genomma Lab Internacional SA de CV *

 1,834,262

 $

 13,438,761

 Total Pharmaceuticals & Biotechnology

 $

 17,956,763

 Banks - 4.7%

 Diversified Banks - 4.7%

 7,211,500

 Bank Mandiri Tbk

 $

 5,943,136

 6,134,000

 Bank Rakyat Indonesia

 4,910,207

 7,234,000

 China Minsheng Banking Corp., Ltd. * (b)

 6,035,185

 897,900

 CIMB Group Holdings Bhd

 2,163,933

 76,481

 State Bank of India, Ltd.

 3,313,402

 $

 22,365,863

 Total Banks

 $

 22,365,863

 Insurance - 1.3%

 Property & Casualty Insurance - 1.3%

 3,544,000

 PICC Property and Casualty Co., Ltd.

 $

 6,242,707

 Total Insurance

 $

 6,242,707

 Real Estate - 2.5%

 Real Estate Development - 2.5%

 4,540,000

 China Overseas Land & Investment, Ltd.

 $

 9,697,951

 2,477,500

 Soho China, Ltd. *

 2,198,026

 $

 11,895,977

 Total Real Estate

 $

 11,895,977

 Software & Services - 3.0%

 Internet Software & Services - 1.3%

 40,800

 Baidu, Inc. *

 $

 5,947,824

 IT Consulting & Other Services - 1.7%

 346,283

 Tata Consultancy Services, Ltd.

 $

 7,997,958

 Total Software & Services

 $

 13,945,782

 Technology Hardware & Equipment - 1.7%

 Computer Storage & Peripherals - 1.7%

 1,024,000

 Catcher Technology Co., Ltd. *

 $

 8,098,385

 Total Technology Hardware & Equipment

 $

 8,098,385

 Semiconductors - 3.0%

 7,346

 Samsung Electronics *

 $

 5,160,907

 752,576

 Taiwan Semiconductor Manufacturing Co. (A.D.R.)

 9,008,335

 $

 14,169,242

 Total Semiconductors

 $

 14,169,242

 Telecommunication Services - 14.0%

 Integrated Telecommunication Services - 4.2%

 2,717,800

 Chunghwa Telecom Co., Ltd.

 $

 9,350,840

 334,901

 Telesp Participacoes SA (A.D.R.) *

 10,639,805

 $

 19,990,645

 Wireless Telecommunication Services - 9.8%

 2,221,500

 China Mobile, Ltd.

 $

 22,691,344

 66,360

 Millicom International Cellular SA *

 7,451,329

 270,692

 Tim Participacoes SA * (b)

 8,429,349

 582,403

 Vodacom Group, Ltd.

 7,528,129

 $

 46,100,151

 Total Telecommunication Services

 $

 66,090,796

 Utilities - 3.5%

 Electric Utilities - 3.0%

 133,379

 Cemig SA (A.D.R.) *

 $

 2,522,197

 639,000

 CLP Holdings, Ltd. *

 5,935,224

 735,500

 Hong Kong Electric Holdings, Ltd.

 5,718,987

 $

 14,176,408

 Water Utilities - 0.5%

 3,684,000

 Guangdong Investment, Ltd.

 $

 2,237,348

 Total Utilities

 $

 16,413,756

 TOTAL COMMON STOCKS

 (Cost  $389,929,853)

 $

 425,543,565

 RIGHTS/WARRANTS - 0.0%

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 562

 Hypermarca Sa Warrants *

 $

 0

 TOTAL RIGHTS/WARRANTS

 Principal

 Amount ($)

 (Cost  $0)

 $

 0

 TEMPORARY CASH INVESTMENTS - 5.7%

 Securities Lending Collateral  - 5.7% (c)

 Certificates of Deposit:

 792,793

 Bank of America NA, 0.19%, 9/2/11

 $

 792,793

 792,793

 Bank of Montreal Chicago, 0.18%, 10/20/11

 792,793

 158,559

 Bank of Nova Scotia, 0.26%, 9/29/11

 158,559

 634,234

 Bank of Nova Scotia, 0.32%, 6/11/12

 634,234

 792,793

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 792,793

 792,711

 DnB NOR Bank ASA NY, 0.22%, 11/14/11

 792,711

 396,392

 National Australia Bank NY, 0.27%, 10/19/11

 396,392

 872,181

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 872,181

 475,676

 Royal Bank of Canada NY, 0.33%, 12/2/11

 475,676

 792,823

 Skandinav Enskilda Bank NY, 0.33%, 12/6/11

 792,823

 792,793

 Westpac Banking Corp. NY, 0.33%, 12/6/11

 792,793

 $

 7,293,748

 Commercial Paper:

 475,643

 ABTPP, 0.10%, 9/26/11

 $

 475,643

 317,117

 American Honda Finance, 0.30%, 1/11/12

 317,117

 475,666

 Australia & New Zealand Banking Group, 0.15%, 9/6/11

 475,666

 792,756

 CHARFD, 0.14%, 9/13/11

 792,756

 475,663

 CHARFD, 0.14%, 9/8/11

 475,663

 363,890

 Federal Farm Credit Bank, 0.18%, 8/20/12

 363,890

 570,806

 General Electric Capital Corp., 0.37%, 4/10/12

 570,806

 79,220

 General Electric Capital Corp., 0.42%, 7/27/12

 79,220

 87,245

 General Electric Capital Corp., 0.48%, 11/21/11

 87,245

 301,245

 JDCCPP, 0.10%, 9/20/11

 301,245

 713,514

 JPMorgan Chase & Co., 0.28%, 7/17/12

 713,514

 396,329

 NABPP, 0.19%, 10/3/11

 396,329

 713,099

 NESCAP, 0.19%, 12/20/11

 713,099

 633,593

 NORDNA, 0.28%, 1/9/12

 633,593

 508,210

 OLDLLC, 0.17%, 10/5/11

 508,210

 237,797

 OLDLLC, 0.17%, 10/711

 237,797

 634,079

 PGPP, 0.14%, 11/3/11

 634,079

 396,396

 Royal Bank of Canada NY, 0.30%, 8/17/12

 396,396

 396,396

 SANCPU, 0.64%, 9/1/11

 396,396

 475,566

 Sanofi Aventis, 0.17%, 10/20/11

 475,566

 317,117

 SOCNAM, 0.22%, 9/1/11

 317,117

 792,793

 Svenska Handelsbanken, 0.29%, 6/29/12

 792,793

 396,388

 TBLLC, 0.12%, 9/7/11

 396,388

 425,077

 TBLLC, 0.17%, 10/12/11

 425,077

 317,523

 TBLLC, 0.18%, 10/5/11

 317,523

 792,793

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 792,793

 396,296

 VARFUN, 0.19%, 10/19/11

 396,296

 317,149

 Wachovia, 0.38%, 10/15/11

 317,149

 237,975

 Wachovia, 0.40%, 3/1/12

 237,975

 158,620

 Wells Fargo & Co., 0.34%, 1/24/12

 158,620

 317,113

 WMT, 0.08%, 9/7/11

 317,113

 $

 13,513,074

 Tri-party Repurchase Agreements:

 720,585

 BNP Paribas, Inc., 0.06%, 9/1/11

 $

 720,585

 3,012,518

 RBS Securities, Inc., 0.06%, 9/1/11

 3,012,518

 $

 3,733,103

 Shares

 Money Market Mutual Funds:

 1,189,189

 Dreyfus Preferred Money Market Fund

 $

 1,189,189

 1,189,188

 Fidelity Prime Money Market Fund

 1,189,188

 $

 2,378,377

 Total Securities Lending Collateral

 $

 26,918,302

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $26,918,302)

 $

 26,918,302

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost  $436,304,350) (a)

 $

 470,248,338

 OTHER ASSETS AND LIABILITIES - 0.2%

 $

 1,029,497

 TOTAL NET ASSETS - 100.0%

 $

 471,277,835

 (A.D.R.)

 American Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $436,304,350 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 51,776,106

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (17,832,118)

 Net unrealized gain

 $

 33,943,988

 (b)

 At August 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

         350,000

 Anhui Conch Cement Co., Ltd. *

 $

 1,464,134

      2,935,000

 China Minsheng Banking Corp., Ltd. *

 2,436,732

         160,000

 Petrominerales, Ltd.

 5,000,869

           50,000

 Sociedad Quimica y Minera de Chile SA *

 3,214,000

         267,961

 Tim Participacoes SA *

 8,344,306

      1,743,000

 Wynn Macau, Ltd. *

 5,636,289

 Total

 $

 26,096,331

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
17,786,471

$
-

$
17,786,471

 Common Stocks

78,309,523

$
347,234,042

-

425,543,565

 Temporary Cash Investments

-

24,539,925

-

24,539,925

 Money Market Mutual Funds

2,378,377

-

-

2,378,377

 Total

$
98,474,371

$
371,773,967

$
-

$
470,248,338

 Other Financial Instruments*

$
-

$
-

$
-

$
-

 *Other financial instruments include foreign exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.